Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Results of Operations from Oil and Gas Producing Activities (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
India [member]
Revenues
Sales	₨ 126,608	₨ 132,228	₨ 95,359
Transfers	0	0	0
Operating Income	188	283
Total	126,795	132,511	95,359
Production costs	(50,251)	(53,991)	(40,583)
Exploration (expenses)/ reversal	(22)	(483)	8
Depreciation, depletion and amortization and valuation provisions (including impairment loss)	(175,086)	(39,942)	63,584
Results before income tax expenses	(98,564)	38,095	118,368
Income tax expenses	33,868	(13,787)	(46,398)
Results of operations from producing activities (excluding corporate overhead and interest costs)	(64,695)	24,307	71,970
Sri Lanka [member]
Revenues
Transfers	0	0	0
Operating Income	0	0	0
Exploration (expenses)/ reversal	(4)	(5)	(9)
Results before income tax expenses	(4)	(5)	(9)
Results of operations from producing activities (excluding corporate overhead and interest costs)	(4)	(5)	(9)
South Africa [member]
Revenues
Transfers	0	0	0
Operating Income	0	0	0
Exploration (expenses)/ reversal	(1)	(9)	0
Results before income tax expenses	(1)	(9)	0
Results of operations from producing activities (excluding corporate overhead and interest costs)	₨ (1)	₨ (9)	₨ 0